UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 2.7%
Bwin.Party Digital Entertainment PLC	2,405,000	$6,078,840
Yum! Brands Inc.	98,000	6,206,340

Total Hotels, Restaurants & Leisure		12,285,180

Household Durables - 1.3%
Stanley Black & Decker Inc.	81,000	5,684,580

Media - 5.8%
Time Warner Cable Inc.	63,000	4,644,360
Time Warner Inc.	320,000	11,859,200
Viacom Inc., Class B Shares	207,000	9,737,280

Total Media		26,240,840

Specialty Retail - 4.1%
American Eagle Outfitters Inc.	223,000	3,142,070
Best Buy Co. Inc.	133,600	3,199,720
Chico’s FAS Inc.	338,300	3,870,152
Guess? Inc.	120,000	3,600,000
Staples Inc.	303,000	4,432,890

Total Specialty Retail		18,244,832

TOTAL CONSUMER DISCRETIONARY		62,455,432

CONSUMER STAPLES - 6.8%
Beverages - 1.9%
PepsiCo Inc.	128,500	8,438,595

Food & Staples Retailing - 3.7%
CVS Caremark Corp.	219,000	9,143,250
Wal-Mart Stores Inc.	128,000	7,854,080

Total Food & Staples Retailing		16,997,330

Household Products - 1.2%
Procter & Gamble Co.	84,000	5,295,360

TOTAL CONSUMER STAPLES		30,731,285

ENERGY - 9.4%
Energy Equipment & Services - 4.0%
Baker Hughes Inc.	145,000	7,123,850
National-Oilwell Varco Inc.	72,500	5,363,550
Transocean Ltd.	113,000	5,344,900

Total Energy Equipment & Services		17,832,300

Oil, Gas & Consumable Fuels - 5.4%
Apache Corp.	34,800	3,441,024
ConocoPhillips	102,500	6,991,525
Devon Energy Corp.	54,000	3,445,740
Exxon Mobil Corp.	87,801	7,352,456
Noble Energy Inc.	30,000	3,020,100

Total Oil, Gas & Consumable Fuels		24,250,845

TOTAL ENERGY		42,083,145

FINANCIALS - 13.0%
Capital Markets - 6.0%
Blackstone Group LP	293,236	4,636,061
E*TRADE Financial Corp.	300,000	2,457,000	*
Fortress Investment Group LLC, Class A Shares	835,000	2,880,750	*
Morgan Stanley	185,000	3,450,250
State Street Corp.	123,200	4,826,976
TD Ameritrade Holding Corp.	550,000	8,860,500

Total Capital Markets		27,111,537

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 1.8%
Huntington Bancshares Inc.	825,000	$4,710,750
PNC Financial Services Group Inc.	60,000	3,535,200

Total Commercial Banks		8,245,950

Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	108,000	4,028,400

Insurance - 4.3%
Allstate Corp.	70,500	2,033,925
Assured Guaranty Ltd.	555,000	8,608,050
Genworth Financial Inc., Class A Shares	545,000	4,201,950	*
MetLife Inc.	115,000	4,062,950
Syncora Holdings Ltd.	1,550,000	387,500	*

Total Insurance		19,294,375

TOTAL FINANCIALS		58,680,262

HEALTH CARE - 12.3%
Biotechnology - 1.3%
Celgene Corp.	81,000	5,888,700	*

Health Care Equipment & Supplies - 2.1%
Gen-Probe Inc.	59,500	3,982,335	*
Medtronic Inc.	146,100	5,635,077

Total Health Care Equipment & Supplies		9,617,412

Health Care Providers & Services - 4.5%
McKesson Corp.	67,000	5,475,240
UnitedHealth Group Inc.	188,000	9,736,520
WellPoint Inc.	78,500	5,049,120

Total Health Care Providers & Services		20,260,880

Pharmaceuticals - 4.4%
Abbott Laboratories	96,000	5,198,400
Flamel Technologies SA, ADR	409,350	2,550,251	*
Merck & Co. Inc.	251,300	9,614,738
Nektar Therapeutics	381,400	2,383,750	*

Total Pharmaceuticals		19,747,139

TOTAL HEALTH CARE		55,514,131

INDUSTRIALS - 15.2%
Aerospace & Defense - 0.9%
Northrop Grumman Corp.	48,800	2,832,840
Raytheon Co.	30,219	1,450,210

Total Aerospace & Defense		4,283,050

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	78,600	5,946,090

Airlines - 2.7%
Delta Air Lines Inc.	562,000	5,929,100	*
United Continental Holdings Inc.	262,800	6,070,680	*

Total Airlines		11,999,780

Commercial Services & Supplies - 1.9%
Republic Services Inc.	193,520	5,666,265
TMS International Corp., Class A Shares	279,000	2,962,980	*

Total Commercial Services & Supplies		8,629,245

Electrical Equipment - 1.2%
Emerson Electric Co.	108,000	5,549,040

Industrial Conglomerates - 3.8%
3M Co.	111,000	9,624,810
United Technologies Corp.	93,300	7,310,055

Total Industrial Conglomerates		16,934,865

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Professional Services - 1.5%
FTI Consulting Inc.	158,500	$6,786,970	*

Road & Rail - 1.9%
Hertz Global Holdings Inc.	355,000	4,828,000	*
Old Dominion Freight Line Inc.	85,085	3,626,323	*

Total Road & Rail		8,454,323

TOTAL INDUSTRIALS		68,583,363

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 1.6%
Cisco Systems Inc.	368,900	7,241,507

Computers & Peripherals - 3.9%
EMC Corp.	685,000	17,645,600	*

Electronic Equipment, Instruments & Components - 2.4%
Avnet Inc.	137,000	4,777,190	*
Jabil Circuit Inc.	270,000	6,118,200

Total Electronic Equipment, Instruments & Components		10,895,390

Internet Software & Services - 1.3%
eBay Inc.	182,000	5,751,200	*

IT Services - 5.9%
Cognizant Technology Solutions Corp., Class A Shares	61,000	4,376,750	*
International Business Machines Corp.	67,000	12,904,200
Lender Processing Services Inc.	208,500	3,467,355
MasterCard Inc., Class A Shares	16,500	5,866,905

Total IT Services		26,615,210

Semiconductors & Semiconductor Equipment - 4.2%
Micron Technology Inc.	970,000	7,362,300	*
NXP Semiconductors NV	264,900	5,623,827	*
Texas Instruments Inc.	187,900	6,084,202

Total Semiconductors & Semiconductor Equipment		19,070,329

Software - 5.3%
Adobe Systems Inc.	135,500	4,193,725	*
MICROS Systems Inc.	90,500	4,498,755	*
Nuance Communications Inc.	230,000	6,559,600	*
Red Hat Inc.	182,000	8,439,340	*

Total Software		23,691,420

TOTAL INFORMATION TECHNOLOGY		110,910,656

MATERIALS - 2.8%
Chemicals - 2.8%
Air Products & Chemicals Inc.	44,000	3,873,320
Eastman Chemical Co.	84,000	4,226,880
LyondellBasell Industries NV, Class A Shares	100,000	4,310,000

TOTAL MATERIALS		12,410,200

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc.	137,300	4,037,993

UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	316,800	4,042,368	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $396,488,943)		449,448,835

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/12 with RBS Securities Inc.; Proceeds at maturity - $1,506,007; (Fully collateralized by various U.S. government agency obligations,0.650% to 8.280% due 2/9/12 to 1/10/25; Market value - $1,536,129) (Cost - $1,506,000)	0.160%	2/1/12	$1,506,000	$1,506,000

TOTAL INVESTMENTS - 100.1% (Cost - $397,994,943#)				450,954,835
Liabilities in Excess of Other Assets - (0.1)%				(324,028)

TOTAL NET ASSETS - 100.0%				$450,630,807

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$449,448,835	—	—	$449,448,835
Short-term investments†	—	$1,506,000	—	1,506,000

Total investments	$449,448,835	$1,506,000	—	$450,954,835

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$92,944,787
Gross unrealized depreciation	(39,984,895)

Net unrealized appreciation	$52,959,892

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2012